Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash	$ 2,116,432	$ 8,716
Inventories (Note 5)	4,333,682	1,193,341
Prepaid expenses and other current assets	181,030	40,475
Total Current Assets	6,631,144	1,242,532
PROPERTY AND EQUIPMENT, net (Note 6)	5,287,515	3,415,707
MINERAL PROPERTIES AND INTERESTS, net (Note 7)	3,729,637	879,001
RECLAMATION BONDS (Note 4)	759,351	753,290
TOTAL ASSETS	16,407,647	6,290,530
CURRENT LIABILITIES
Accounts payable and accrued expenses	436,881	652,895
Accrued liabilities-officer and other wages (Notes 17 and 20)		922,039
Interest payable - related parties (Notes 8, 9 and 10)		463,993
Short-term notes payable - related parties (Note 8)		249,000
Convertible debt - related parties (Note 9)		1,350,000
Obligation under capital lease - related party (Note 10)		69,562
Notes payable - equipment (Note 11)	1,302,239	324,111
Prepaid forward gold contract liability, current portion (Note 3)	189,351
Settlement of consulting contract payable (Note 14)	200,000
Total Current Liabilities	2,128,471	4,031,600
LONG-TERM LIABILITIES
Asset retirement obligation (Note 13)	826,637	792,747
Prepaid forward gold contract liability (Note 3)	13,410,649
Total long-term liabilities	14,237,286	792,747
TOTAL LIABILITIES	16,365,757	4,824,347
COMMITMENTS AND CONTINGENCIES (Note 20)
STOCKHOLDERS’ EQUITY (Note 15)
Preferred stock, $0.001 par value, 10,000,000 shares authorized; none issued or outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized; 26,631,603 and 20,881,603 shares issued and outstanding	26,633	20,753
Additional paid-in capital	9,466,475	7,120,355
Accumulated deficit	(9,451,218)	(5,674,925)
Total Stockholders’ Equity	41,890	1,466,183
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 16,407,647	$ 6,290,530